Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.42%
Aerospace & Defense–1.23%
Textron, Inc.	1,996,504	$155,268,116
Air Freight & Logistics–1.66%
FedEx Corp.	936,361	209,267,320
Asset Management & Custody Banks–2.07%
State Street Corp.	2,335,889	261,035,596
Biotechnology–0.38%
Regeneron Pharmaceuticals, Inc.	86,474	47,168,108
Brewers–0.84%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1,830,870	105,261,573
Broadline Retail–1.47%
eBay, Inc.	2,019,663	185,304,080
Building Products–1.51%
Johnson Controls International PLC	1,810,066	190,056,930
Cable & Satellite–1.72%
Charter Communications, Inc., Class A(b)(c)	421,360	113,497,530
Comcast Corp., Class A	3,113,797	103,471,474
		216,969,004
Casinos & Gaming–0.91%
Las Vegas Sands Corp.	2,195,971	115,068,880
Communications Equipment–3.22%
Cisco Systems, Inc.	4,573,252	311,346,996
F5, Inc.(b)	299,690	93,928,840
		405,275,836
Construction Machinery & Heavy Transportation Equipment– 2.17%
Caterpillar, Inc.	308,750	135,238,675
Wabtec Corp.	719,424	138,165,379
		273,404,054
Consumer Finance–0.41%
Capital One Financial Corp.	239,289	51,447,135
Diversified Banks–9.28%
Bank of America Corp.	8,860,934	418,856,350
Citigroup, Inc.	2,420,742	226,823,526
Fifth Third Bancorp	4,147,707	172,420,180
Wells Fargo & Co.	4,345,094	350,344,929
		1,168,444,985
Electric Utilities–0.83%
Evergy, Inc.(c)	1,467,566	103,903,673
Electrical Components & Equipment–2.98%
Eaton Corp. PLC	490,040	188,528,189
Emerson Electric Co.(c)	1,284,609	186,923,455
		375,451,644
Shares		Value
Fertilizers & Agricultural Chemicals–0.66%
CF Industries Holdings, Inc.	27,443	$2,547,534
Corteva, Inc.	1,110,926	80,131,092
		82,678,626
Food Distributors–1.88%
Sysco Corp.(c)	2,968,309	236,277,396
Footwear–0.88%
NIKE, Inc., Class B	1,486,225	111,006,145
Health Care Distributors–0.70%
Henry Schein, Inc.(b)(c)	1,304,895	88,276,147
Health Care Equipment–2.80%
Baxter International, Inc.(c)	1,657,790	36,073,510
Becton, Dickinson and Co.(c)	639,160	113,930,270
GE HealthCare Technologies, Inc.	1,090,741	77,791,648
Medtronic PLC	1,377,949	124,346,118
		352,141,546
Health Care Services–2.14%
CVS Health Corp.	4,334,204	269,154,068
Household Products–4.04%
Clorox Co. (The)	799,505	100,385,848
Kimberly-Clark Corp.	1,439,618	179,405,195
Reckitt Benckiser Group PLC (United Kingdom)	3,054,092	228,891,245
		508,682,288
Integrated Oil & Gas–4.60%
Chevron Corp.	1,936,734	293,686,344
Exxon Mobil Corp.	1,007,728	112,502,754
Suncor Energy, Inc. (Canada)	4,390,914	173,265,466
		579,454,564
Interactive Media & Services–4.14%
Alphabet, Inc., Class A	1,436,929	275,746,675
Meta Platforms, Inc., Class A	316,580	244,855,635
		520,602,310
Investment Banking & Brokerage–0.52%
Goldman Sachs Group, Inc. (The)	90,908	65,780,120
IT Consulting & Other Services–2.13%
Cognizant Technology Solutions Corp., Class A	2,815,543	202,043,366
DXC Technology Co.(b)	4,842,161	65,901,811
		267,945,177
Life & Health Insurance–0.94%
MetLife, Inc.	1,552,590	117,919,211
Life Sciences Tools & Services–1.10%
ICON PLC(b)(c)	393,563	66,586,924
IQVIA Holdings, Inc.(b)	385,092	71,573,199
		138,160,123
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Managed Health Care–2.46%
Elevance Health, Inc.	617,046	$174,673,382
Humana, Inc.	264,323	66,046,388
UnitedHealth Group, Inc.	275,420	68,733,815
		309,453,585
Movies & Entertainment–2.15%
Universal Music Group N.V. (Netherlands)	2,349,727	67,594,342
Walt Disney Co. (The)	977,790	116,464,567
Warner Bros. Discovery, Inc.(b)	6,613,038	87,093,711
		271,152,620
Multi-line Insurance–1.28%
American International Group, Inc.	2,068,959	160,613,287
Multi-Utilities–2.97%
Dominion Energy, Inc.(c)	2,721,679	159,082,137
Sempra(c)	2,635,723	215,285,855
		374,367,992
Oil & Gas Equipment & Services–0.51%
Tenaris S.A.	3,705,903	64,724,218
Oil & Gas Exploration & Production–1.73%
ConocoPhillips	1,591,770	151,759,352
EQT Corp.	1,235,183	66,391,086
		218,150,438
Paper & Plastic Packaging Products & Materials–0.86%
International Paper Co.(c)	2,308,554	107,901,814
Pharmaceuticals–5.65%
AstraZeneca PLC (United Kingdom)	1,157,296	168,839,805
Bristol-Myers Squibb Co.	1,593,369	69,008,811
Johnson & Johnson	1,035,184	170,536,212
Merck & Co., Inc.	1,741,201	136,022,622
Sanofi S.A., ADR	3,658,925	166,993,337
		711,400,787
Property & Casualty Insurance–0.73%
Allstate Corp. (The)	450,337	91,530,995
Regional Banks–4.57%
Citizens Financial Group, Inc.	4,562,967	217,744,785
Huntington Bancshares, Inc.	12,716,352	208,929,663
M&T Bank Corp.	787,258	148,555,585
		575,230,033
Research & Consulting Services–0.62%
TransUnion	821,007	78,151,656
Restaurants–3.19%
Domino’s Pizza, Inc.(c)	246,683	114,266,032
Restaurant Brands International, Inc. (Canada)	2,040,284	138,443,636
Starbucks Corp.(c)	1,661,212	148,113,662
		400,823,330
Semiconductors–3.00%
Intel Corp.	4,028,121	79,756,796
Shares		Value
Semiconductors–(continued)
NXP Semiconductors N.V. (Netherlands)	981,767	$209,872,331
QUALCOMM, Inc.(c)	597,388	87,672,663
		377,301,790
Soft Drinks & Non-alcoholic Beverages–1.98%
Coca-Cola Co. (The)	1,197,335	81,287,073
Keurig Dr Pepper, Inc.	5,143,436	167,933,186
		249,220,259
Specialty Chemicals–0.87%
International Flavors & Fragrances, Inc.	1,540,915	109,451,192
Systems Software–3.10%
Microsoft Corp.	730,887	389,928,215
Telecom Tower REITs–0.77%
SBA Communications Corp., Class A(c)	431,272	96,915,444
Tobacco–1.77%
Philip Morris International, Inc.	1,361,056	223,281,237
Total Common Stocks & Other Equity Interests (Cost $8,180,949,962)		12,011,003,547

Exchange-Traded Funds–0.85%
Invesco Comstock Contrarian Equity ETF (Cost $100,579,500)(b)(d)	3,925,000	106,693,667
Money Market Funds–3.72%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	163,886,770	163,886,770
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	303,996,991	303,996,991
Total Money Market Funds (Cost $467,883,761)		467,883,761
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $8,749,413,223)		12,585,580,975
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.00%
Invesco Private Government Fund, 4.32%(d)(e)(f)	69,838,470	69,838,470
Invesco Private Prime Fund, 4.46%(d)(e)(f)	182,022,543	182,058,948
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $251,897,418)		251,897,418
TOTAL INVESTMENTS IN SECURITIES–101.99% (Cost $9,001,310,641)		12,837,478,393
OTHER ASSETS LESS LIABILITIES—(1.99)%		(250,078,852)
NET ASSETS–100.00%		$12,587,399,541
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,938,919	$193,439,805	$(166,491,954)	$-	$-	$163,886,770	$1,526,955
Invesco Treasury Portfolio, Institutional Class	253,950,983	359,245,353	(309,199,345)	-	-	303,996,991	2,819,591
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,554,815	386,292,751	(328,009,096)	-	-	69,838,470	626,416*
Invesco Private Prime Fund	30,133,600	933,385,322	(781,460,800)	2,690	(1,864)	182,058,948	1,713,701*
Investments in Other Affiliates:
Invesco Comstock Contrarian Equity ETF	-	100,579,500	-	6,114,167	-	106,693,667	-
Total	$432,578,317	$1,972,942,731	$(1,585,161,195)	$6,116,857	$(1,864)	$826,474,846	$6,686,663

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/08/2025	Deutsche Bank AG	CAD	9,836,649	USD	7,221,336	$119,749
08/08/2025	Deutsche Bank AG	EUR	190,723,444	USD	225,477,089	7,766,281
08/08/2025	J.P. Morgan Chase Bank, N.A.	CAD	4,796,642	USD	3,485,977	23,033
08/08/2025	J.P. Morgan Chase Bank, N.A.	EUR	5,123,881	USD	6,032,883	183,972
08/08/2025	Royal Bank of Canada	CAD	203,088,408	USD	149,692,496	3,072,452
08/08/2025	Royal Bank of Canada	GBP	150,874,184	USD	205,327,293	6,069,124
Subtotal—Appreciation						17,234,611
Currency Risk
08/08/2025	J.P. Morgan Chase Bank, N.A.	USD	4,784,951	EUR	4,186,136	(6,477)
Total Forward Foreign Currency Contracts						$17,228,134

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,375,692,364	$635,311,183	$—	$12,011,003,547
Exchange-Traded Funds	106,693,667	—	—	106,693,667
Money Market Funds	467,883,761	251,897,418	—	719,781,179
Total Investments in Securities	11,950,269,792	887,208,601	—	12,837,478,393
Other Investments - Assets*
Forward Foreign Currency Contracts	—	17,234,611	—	17,234,611
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(6,477)	—	(6,477)
Total Other Investments	—	17,228,134	—	17,228,134
Total Investments	$11,950,269,792	$904,436,735	$—	$12,854,706,527

*	Unrealized appreciation (depreciation).
Invesco Comstock Fund